Average Annual Total Returns			12 Months Ended	40 Months Ended	48 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
The Ambassador Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%		0.02%
Performance Inception Date		Dec. 29, 2021
The Ambassador Fund | Swiss Re Global Cat Bond Performance Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		11.37%		11.23%
Performance Inception Date		Dec. 29, 2021
The Ambassador Fund | Class S Shares
Prospectus [Line Items]
Average Annual Return, Percent	[3]		10.39%		8.57%
Performance Inception Date		Feb. 28, 2026
The Ambassador Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.67%		8.84%
Performance Inception Date		Dec. 29, 2021
The Ambassador Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.91%		5.67%
Performance Inception Date		Dec. 29, 2021
The Ambassador Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		8.14%		5.66%
Performance Inception Date		Dec. 29, 2021
The Diplomat Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		7.30%	3.90%
Performance Inception Date		Sep. 13, 2022
The Diplomat Fund | ICE U.S. Treasury 7-10 Year Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		8.20%	2.67%
Performance Inception Date		Sep. 13, 2022
The Diplomat Fund | Bloomberg 3-10 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		7.51%	3.62%
Performance Inception Date		Sep. 13, 2022
The Diplomat Fund | The Diplomat Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.70%	3.67%
Performance Inception Date		Sep. 13, 2022
The Diplomat Fund | The Diplomat Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]		5.43%	2.02%
Performance Inception Date		Sep. 13, 2022
The Diplomat Fund | The Diplomat Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.96%	2.19%
Performance Inception Date		Sep. 13, 2022

[1]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.
[2]	The Swiss Re Global Cat Bond Performance Total Return Index is designed to reflect the returns of the catastrophe bond market. The index tracks the aggregate performance of all USD, EUR and JPY denominated CAT bonds, capturing all ratings, perils and triggers.
[3]	Class S shares commenced operations on February 28, 2026. The performance figures for Class S shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class S shares, adjusted for the difference in Class S shares and Institutional Class shares expenses. Since Class S shares have higher expenses than Institutional Class shares, the returns for Class S shares are expected to be lower than the returns for Institutional Class shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only. Since Class S shares have higher expenses than Institutional Class shares, the after-tax returns for Class S shares are expected to be lower than the after-tax returns shown for Institutional Class shares.
[5]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.
[6]	The ICE U.S. Treasury 7-10 Year Total Return Index measures the performance of U.S. Treasury securities with a remaining maturity of 7–10 years. The index includes fixed-rate securities that are denominated in US dollars.
[7]	The Bloomberg U.S. Treasury 3-10 Year Index measures the performance of U.S. government bonds with a remaining maturity of at least 3 and up to (but not including) 10 years. The index includes fixed-rate, nominal U.S. Treasury bonds and excludes certain special issues like treasury inflation-protected securities (TIPS) and state and local government series bonds. The Bloomberg U.S. Treasury 3-10 Year Index replaces the ICE U.S. Treasury 7-10 Year Total Return Index as the Advisor believes the Bloomberg U.S. Treasury 3-10 Year Index is more representative of the Fund’s investment strategies.
[8]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.